Document and Entity Information	Jun. 12, 2020
Risk/Return:
Registrant Name	Delaware Group Equity Funds IV
Document Type	497
Document Period End Date	Jun. 12, 2020
Amendment Flag	false
Central Index Key	0000778108
Document Effective Date	Jun. 12, 2020
Document Creation Date	Jun. 12, 2020
Prospectus Date	Jan. 28, 2020
Entity Inv Company Type	N-1A
Delaware Total Return Fund | Class A
Risk/Return:
Trading Symbol	FITRX
Delaware Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	FITUX
Delaware Total Return Fund | Class R6
Risk/Return:
Trading Symbol	FITVX